UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Bond Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 64.69%

Corporate Bonds - Domestic — 53.11%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$861,811
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	322,631
American International Group, Inc., 5.850%, 1/16/2018	1,075,000	1,158,547
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	86,731
Anthem, Inc., 2.375%, 2/15/2017	500,000	504,592
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	240,289
Associated Banc-Corp., 5.125%, 3/28/2016	300,000	301,649
Associates Corp of North America, 6.950%, 11/1/2018	200,000	225,935
Bank of America Corp., 6.875%, 4/25/2018	500,000	551,925
Bank of America Corp., 5.650%, 5/1/2018	1,000,000	1,075,896
BB&T Corp., 1.450%, 1/12/2018	500,000	496,895
BlackRock, Inc., 5.000%, 12/10/2019	500,000	553,147
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	536,642
CareFusion Corp., 1.450%, 5/15/2017	310,000	309,650
Celgene Corp., 3.625%, 5/15/2024	500,000	492,628
Citigroup, Inc., 5.375%, 8/9/2020	550,000	613,812
CVS Health Corp., 5.750%, 6/1/2017	400,000	423,665
CVS Health Corp., 1.900%, 7/20/2018	680,000	680,014
CVS Health Corp., 4.750%, 5/18/2020	225,000	242,489
Discover Financial Services, 5.200%, 4/27/2022	475,000	508,622
Fifth Third Bancorp, 3.625%, 1/25/2016	340,000	340,606
Ford Motor Credit Co LLC, 3.000%, 6/12/2017	900,000	909,067
General Electric Capital Corp., 6.000%, 8/7/2019	500,000	566,697
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	1,025,000	1,127,071
Goldman Sachs Group, Inc./The, 6.000%, 6/15/2020	400,000	452,490
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	175,000	182,576
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	254,742
Intuit, Inc., 5.750%, 3/15/2017	250,000	262,009
JPMorgan Chase & Co., 6.000%, 1/15/2018	1,225,000	1,323,456
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	648,897
Keycorp, 2.300%, 12/13/2018	680,000	681,479
Lazard Group LLC, 6.850%, 6/15/2017	50,000	53,254
MetLife, Inc., 6.817%, 8/15/2018	510,000	574,542
Morgan Stanley, 5.500%, 7/28/2021	656,000	735,854
PNC Bank NA, 1.300%, 10/3/2016	500,000	501,116
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	464,566
Schlumberger Investment , 3.650%, 12/1/2023	450,000	457,295
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	425,070
Synchrony Financial, 3.750%, 8/15/2021	500,000	500,079
Time Warner, Inc., 3.400%, 6/15/2022	800,000	797,522
Verizon Communications, Inc., 2.450%, 11/1/2022	600,000	568,829
Viacom, Inc., 3.875%, 12/15/2021	800,000	787,520
Wells Fargo & Co., 5.625%, 12/11/2017	200,000	214,627

Total Corporate Bonds – Domestic (Cost $22,783,604)		23,016,934

Corporate Bonds - Australia — 0.88%
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	381,582

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments – (continued)

December 31, 2015 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - Canada — 7.94%
Bank of Montreal, 2.500%, 1/11/2017	$1,000,000	$1,012,172
Bank of Nova Scotia/The, 2.550%, 1/12/2017	1,000,000	1,013,535
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	33,932
Encana Corp., 3.900%, 11/15/2021	450,000	371,908
Toronto-Dominion Bank/The, 2.500%, 7/14/2016	1,000,000	1,009,271

		3,440,818

Corporate Bond - Isle of Man — 0.65%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	279,563

Corporate Bonds - Netherlands — 1.27%
Deutsche Telekom International Finance BV, 5.750%, 3/23/2016	100,000	100,929
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	448,065

		548,994

Corporate Bonds - United Kingdom — 0.84%
Rio Tinto Finance USA PLC, 2.250%, 12/14/2018	375,000	365,905

Total Corporate Bonds – Foreign (Cost $5,163,336)		5,016,862

Total Corporate Bonds (Cost $27,946,940)		28,033,796

U.S. Treasury Obligations — 22.10%

United States Treasury Note, 3.250%, 3/31/2017	450,000	463,052
United States Treasury Note, 2.250%, 7/31/2021	1,200,000	1,222,664
United States Treasury Note, 1.750%, 4/30/2022	1,000,000	984,160
United States Treasury Note, 2.500%, 8/15/2023	400,000	410,469
United States Treasury Note, 2.750%, 2/15/2024	4,718,000	4,915,104
United States Treasury Note, 2.250%, 11/15/2024	300,000	299,894
United States Treasury Note, 2.000%, 2/15/2025	400,000	391,078
United States Treasury Note, 2.125%, 5/15/2025	900,000	888,363

Total U.S. Treasury Obligations (Cost $9,552,930)		9,574,784

U.S. Government Agencies — 5.94%

Federal Home Loan Banks, 2.000%, 11/28/2029	200,000	199,340
Federal National Mortgage Association, 0.500%, 10/29/2018	400,000	399,520
Federal National Mortgage Association, 2.400%, 11/7/2024	600,000	582,913
Federal National Mortgage Association, 2.000%, 12/30/2024	800,000	793,821
Federal National Mortgage Association, 1.000%, 1/30/2030	600,000	599,593

Total U.S. Government Agencies (Cost $2,594,303)		2,575,187

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments – (continued)

December 31, 2015 (Unaudited)

	Principal Amount	Fair Value
U.S. Government Mortgage Backed Agencies — 4.61%

Federal Home Loan Mortgage Corporation, Pool #A57160, 5.500%, 2/1/2037	$40,848	$45,777
Federal National Mortgage Association, Pool #832648, 5.000%, 9/1/2035	31,920	35,197
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	29,425	32,423
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	53,216	59,575
Federal National Mortgage Association, Pool #845549, 5.500%, 1/1/2036	72,271	82,625
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	20,909	23,327
Federal National Mortgage Association, Pool #MA0918, 4.000%, 12/1/2041	567,967	602,752
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	405,409	419,418
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	694,741	696,824

Total U.S. Government Mortgage Backed Agencies (Cost $1,972,745)		1,997,918

	Shares
Preferred Stocks — 0.10%

Federal National Mortgage Association, Series S, 8.250%	12,000	42,000

Total Preferred Stocks (Cost $300,000)		42,000

Money Market Securities — 1.34%

Fidelity Institutional - Government Portfolio – Class I, 0.12% (a)	582,533	582,533

Total Money Market Securities (Cost $582,533)		582,533

Total Investments – 98.78% (Cost $42,949,451)		42,806,218

Other Assets in Excess of Liabilities – 1.22%		528,908

NET ASSETS – 100.00%		$43,335,126

(a)	Rate disclosed is the seven day yield as of December 31, 2015.

At December 31, 2015, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$493,521
Gross unrealized depreciation	(636,754)

Net unrealized depreciation	$(143,233)

Aggregate cost of securities for federal income tax purposes	$42,949,451

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

December 31, 2015

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

December 31, 2015

(Unaudited)

by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government agencies and U.S. government mortgage backed agencies, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. All foreign bonds are denominated in U.S. dollars. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

December 31, 2015

(Unaudited)

The following is a summary of the inputs used at December 31, 2015 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$—	$23,016,934	$—	$23,016,934
Foreign Corporate Bonds	—	5,016,862	—	5,016,862
U.S. Treasury Obligations	—	9,574,784	—	9,574,784
U.S. Government Agencies	—	2,575,187	—	2,575,187
U.S. Government Mortgage Backed Agencies	—	1,997,918	—	1,997,918
Preferred Stocks	42,000	—	—	42,000
Money Market Securities	582,533	—	—	582,533

Total	$624,533	$42,181,685	$—	$42,806,218

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended December 31, 2015, the Fund had no transfers between Levels.

IRON Strategic Income Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Fair Value
Convertible Notes — 11.95%

Convertible Notes - Domestic — 10.69%
Ares Capital Corp., 4.750%, 1/15/2018	$750,000	$748,125
Blucora, Inc., 4.250%, 4/1/2019	750,000	625,313
Ciena Corp., 0.875%, 6/15/2017	1,000,000	985,625
Cobalt International Energy, Inc., 2.625%, 12/1/2019	1,000,000	570,625
Cornerstone OnDemand, Inc., 1.500%, 7/1/2018	1,000,000	986,250
Hologic, Inc., 0.000%, 12/15/2043	750,000	956,250
IAS Operating Partnership LP, 5.000%, 3/15/2018 (a)	1,000,000	943,750
Liberty Interactive, LLC, 1.000%, 9/30/2043 (a)	750,000	648,281
Live Nation Entertainment, Inc., 2.500%, 5/15/2019	750,000	766,406
Meritage Homes Corp., 1.875%, 9/15/2032	750,000	738,750
National Health Investors, Inc., 3.250%, 4/1/2021	750,000	740,156
NRG Yield, Inc., 3.500%, 2/1/2019 (a)	750,000	690,938
Nuance Communications, Inc., 2.750%, 11/1/2031	1,000,000	1,009,375
ON Semiconductor Corp., Series B, 2.625%, 12/15/2026	1,000,000	1,118,750
PDL BioPharma, Inc., 4.000%, 2/1/2018	750,000	604,219
Prospect Capital Corp., 5.750%, 3/15/2018	500,000	489,375
Royal Gold, Inc., 2.875%, 6/15/2019	500,000	456,250
SEACOR Holdings, Inc., 3.00%, 11/15/2028	1,000,000	797,500
Spectranetics Corp./The, 2.625%, 6/1/2034	750,000	568,125
Starwood Property Trust, Inc., 4.000%, 1/15/2019	1,000,000	1,043,125
Stone Energy Corp., 1.750%, 3/1/2017	1,000,000	743,750
Toll Brothers Finance Corp., 0.500%, 9/15/2032	750,000	752,344
Viavi Solutions, Inc., 0.625%, 8/15/2033	750,000	706,406
Walter Investment Management Corp., 4.500%, 11/1/2019	750,000	484,688
WebMD Health Corp., 2.500%, 1/31/2018	1,000,000	1,033,750

		19,208,126

Convertible Notes - Cayman Islands — 0.47%
Herbalife Ltd., 2.000%, 8/15/2019 (b)	1,000,000	840,005

Convertible Notes - China — 0.40%
SouFun Holdings Ltd., 2.000%, 12/15/2018 (b)	750,000	721,406

Convertible Notes - Mexico — 0.39%
Cemex SAB de CV, 3.750%, 3/15/2018	750,000	703,594

Total Convertible Notes (Cost $23,107,194)		21,473,131

U.S. Treasury Obligations — 6.20%

United States Treasury Bill, 0.000%, 1/21/2016	11,000,000	10,999,549
United States Treasury Bill, 0.000%, 3/31/2016	150,000	149,939

Total U.S. Treasury Obligations (Cost $11,149,625)		11,149,488

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund

Schedule of Investments – (continued)

December 31, 2015 (Unaudited)

	Shares	Fair Value
Mutual Funds — 57.04%

American Beacon SiM High Yield Opportunities Fund	686,002	$6,029,961
BlackRock High Yield Portfolio - BlackRock Class	1,017,747	7,256,538
Columbia High Yield Bond Fund - Class R5	1,781,196	4,898,289
Deutsche Global High Income Fund - Institutional Class	10,092	62,871
Deutsche High Income Fund - Institutional Class	1,388,245	6,066,631
Eaton Vance High Income Opportunities Fund - Class I	1,483,668	6,261,079
Eaton Vance Income Fund of Boston - Institutional Class	1,829,268	9,878,045
Federated High Yield Trust - Service Class	26,826	165,251
Federated Institutional High-Yield Bond Fund - Institutional Class	592,407	5,384,977
Fidelity Advisor High Income Advantage Fund - Class I	6,373	59,140
Fidelity Capital & Income Fund	4,357	39,866
Fidelity High Income Fund	44,338	352,490
Goldman Sachs High Yield Fund - Institutional Class	199,029	1,204,125
Hartford High Yield Fund/The - Class Y	7,933	53,868
Hotchkis and Wiley High Yield Fund - Class I	194,210	2,146,019
Invesco High Yield Fund - Class R5	13,499	52,914
Ivy High Income Fund - Class I	215,864	1,498,093
Janus High-Yield Fund - Class I	1,018,658	8,088,148
John Hancock Funds III - Core High Yield Fund - Class I	39,668	354,240
JPMorgan High Yield Fund - Institutional Class	112,873	770,925
Lord Abbett High Yield Fund - Class I	532,375	3,684,032
MainStay High Yield Corporate Bond Fund - Class I	1,448,857	7,678,941
MFS Global High Yield Fund - Class I	11,097	63,696
MFS High Income Fund - Class I	302,636	956,329
Northern High Yield Fixed Income Fund	829,211	5,373,289
Pioneer High Yield Fund - Class Y	2,448	21,467
Principal High Yield Fund - Institutional Class	343,559	2,312,155
Principal High Yield I Fund - Institutional Class	14,970	136,529
Prudential High Yield Fund - Class Q	1,061,417	5,360,154
Putnam High Yield Advantage Fund - Class Y	4,765	26,732
Putnam High Yield Trust - Class Y	57,647	394,883
RidgeWorth Seix High Yield Fund - Class I	45,265	351,708
T Rowe Price Institutional High Yield Fund	187,218	1,525,824
TIAA-CREF High Yield Fund - Institutional Class	318,478	2,837,642
USAA High Income Fund	230,987	1,683,892
Vanguard High-Yield Corporate Fund - Admiral Shares	1,714,139	9,496,332

Total Mutual Funds (Cost $110,079,405)		102,527,075

Exchange-Traded Funds — 9.56%

iShares iBoxx $ High Yield Corporate Bond ETF (c)	81,800	6,591,444
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	22,069	2,021,962
PowerShares Fundamental High Yield Corporate Bond Portfolio	116,228	2,027,016
SPDR Barclays High Yield Bond ETF	193,011	6,545,003

Total Exchange-Traded Funds (Cost $17,344,036)		17,185,425

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund

Schedule of Investments – (continued)

December 31, 2015 (Unaudited)

	Shares	Fair Value
Money Market Securities (d) — 17.33%

Federated Treasury Obligations Fund - Institutional Shares, 0.07%	7,748,505	$7,748,505
Fidelity Institutional Money Market Treasury Only Portfolio - Class I, 0.04%	7,748,505	7,748,505
First American Treasury Obligations Fund - Class Z, 0.11% (e)	7,889,605	7,889,605
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11%	7,748,505	7,748,505

Total Money Market Securities (Cost $31,135,120)		31,135,120

Total Investments – 102.08% (Cost $192,815,380)		183,470,239

Liabilities in Excess of Other Assets – (2.08)%		(3,734,367)

NET ASSETS – 100.00%		$179,735,872

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Foreign corporate bond denominated in U.S. dollars.
(c)	A portion of this security is on loan as of December 31, 2015. Total fair value of loaned securities is $136,986.
(d)	Rate disclosed is the seven day yield as of December 31, 2015.
(e)	A portion of this security was purchased with cash proceeds for securities on loan and serves as collateral for those securities as of December 31, 2015.

At December 31, 2015, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$187,458
Gross unrealized depreciation	(11,264,496)

Net unrealized depreciation on investments	$(11,077,038)

Aggregate cost of securities for federal income tax purposes	$194,547,277

See accompanying notes which are an integral part of this schedule of investments.

IRON Equity Premium Income Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 94.96%

SPDR S&P500 ETF Trust (a)	21,393	$4,361,819

Total Exchange-Traded Funds (Cost $4,460,124)		4,361,819

Money Market Securities— 3.88%

Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.11% (b)	178,015	178,015

Total Money Market Securities (Cost $178,015)		178,015

Total Investments – 98.84% (Cost $4,638,140)		4,539,834

Written Call Options – (0.16)% (Premiums Received $26,648)		(7,140)

Other Assets in Excess of Liabilities – 1.32%		60,603

NET ASSETS – 100.00%		$4,593,297

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.

IRON Equity Premium Income Fund

Schedule of Written Options

December 31, 2015 (Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options — (0.16)%

SPDR S&P ETF Trust/January 2016/Strike Price $212.00 (a)	(170)	$(7,140)

Total Written Call Options (Premiums Received $26,648)		$(7,140)

(a)	The call contract has a multiplier of 100 shares.

At December 31, 2015, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$19,508
Gross unrealized depreciation	(98,306)

Net unrealized depreciation on investments	$(78,798)

Aggregate cost of securities for federal income tax purposes	$4,611,492

See accompanying notes which are an integral part of this schedule of investments.

IRON Funds

Related Notes to the Schedule of Investments

December 31, 2015

(Unaudited)

The Iron Strategic Income Fund (the “Strategic Income Fund”) and the Iron Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.

IRON Funds

Related Notes to the Schedule of Investments - continued

December 31, 2015

(Unaudited)

When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when IRON Financial, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual Funds, including money market mutual Funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds. These securities are categorized as Level 1 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities.

Derivative instruments that the Funds invest in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Funds invest in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds, convertible notes and U.S. Treasury Obligations, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invests in may default or otherwise cease to have market quotations readily available.

IRON Funds

Related Notes to the Schedule of Investments - continued

December 31, 2015

(Unaudited)

The following is a summary of the inputs used in valuing the Funds’ investments as of December 31, 2015:

Strategic Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Notes*	—	21,473,131	—	21,473,131
U.S. Treasury Obligations	—	11,149,488	—	11,149,488
Mutual Funds	102,527,075	—	—	102,527,075
Exchange-Traded Funds	17,185,425	—	—	17,185,425
Money Market Securities	31,135,120	—	—	31,135,120

Total	$150,847,620	$32,622,619	$—	$183,470,239

Equity Premium Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	4,361,819	—	—	4,361,819
Money Market Securities	178,015	—	—	178,015

Total	$4,539,834	$—	$—	$4,539,834

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(7,140)	$—	$—	$(7,140)

Total	$(7,140)	$—	$—	$(7,140)

*	See schedule of investments for additional country information related to convertible notes.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended December 31, 2015.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Funds may make loans of its portfolio securities (in an amount up to 25% of Funds net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Funds may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Funds must be able to terminate the loan at any time; (4) the Funds must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Funds may pay only reasonable fees in connection with the loan; and (6) the Funds must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Funds are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to fair value of loaned securities shall be at least 102%. As of December 31, 2015, the Strategic Income Fund loaned securities having a fair value of $136,986 and received $141,100 of cash collateral for the loan from the following counterparties: Raymond James & Associates, Inc. and TD Ameritrade Clearing, Inc. This cash was invested in money market securities.

IRON Funds

Related Notes to the Schedule of Investments - continued

December 31, 2015

(Unaudited)

Restricted Securities - The Strategic Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds restricted securities are valued at the price provided by dealers in the secondary market. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At December 31, 2015, the aggregate value of such securities amounted to $2,282,969 and value amounts to 1.27% of the net assets of the Strategic Income Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
IAS Operating Partnership LP, 5.000%, 3/15/2018	9/13/2013	$1,000,000	$958,159	$943,750
Liberty Interactive LLC, 1.000%, 9/30/2043	11/18/2015	750,000	655,600	648,281
NRG Yield, Inc., 3.500%, 2/1/2019	7/22/2015	750,000	766,550	690,938

				$2,282,969

Appleseed Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 65.08%

Business Services — 2.66%
Yusen Logistics Co. Ltd. (a)	365,300	$4,928,566

Consumer Discretionary — 9.63%
adidas AG (a)	42,000	4,102,090
DSW, Inc. - Class A	318,305	7,594,757
Hyundai Home Shopping Network Corp. (a)	62,283	6,135,079

		17,831,926

Consumer Staples — 3.96%
Female Health Co./The *	37,600	54,520
United Natural Foods, Inc. *	184,900	7,277,664

		7,332,184

Energy — 4.00%
McDermott International, Inc. *	1,065,455	3,569,274
Nabors Industries Ltd. (a)	15,202	129,369
Suncor Energy, Inc. (a)	143,900	3,712,620

		7,411,263

Financials — 9.96%
LPL Financial Holdings, Inc.	74,177	3,163,649
Oaktree Capital Group LLC	158,185	7,548,588
Sberbank of Russia PJSC ADR (a)	538,831	3,119,832
Western Union Co./The	205,295	3,676,834
Willis Towers Watson PLC (a)	19,000	922,830

		18,431,733

Industrials — 8.84%
Aggreko PLC (a)	356,354	4,800,618
Titan International, Inc.	1,382,505	5,447,070
Toyo Tanso Co. Ltd. (a)	402,200	6,111,822

		16,359,510

Information Technology — 9.74%
Samsung Electronics Co. Ltd. (a)	8,000	8,596,648
ScanSource, Inc. *	89,200	2,874,024
Syntel, Inc. *	67,760	3,066,140
Yahoo!, Inc. (b)*	104,900	3,488,974

		18,025,786

Materials — 5.21%
Mosaic Co./The	291,992	8,056,059
Rentech, Inc. *	453,713	1,597,070

		9,653,129

Pharmaceuticals — 1.71%
Novartis AG ADR (a)(b)	36,750	3,161,970

Real Estate Investment Trusts — 3.05%
Equity Commonwealth*	203,899	5,654,119

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments – (continued)

December 31, 2015 (Unaudited)

	Shares	Fair Value
Telecommunication Services — 6.32%
SK Telecom Co. Ltd. ADR (a)	188,145	$3,791,122
Verizon Communications, Inc. (b)	171,065	7,906,624

		11,697,746

Total Common Stocks (Cost $135,037,187)		120,487,932

Closed-End Trusts — 18.87%
Central GoldTrust (a) (c) *	711,293	26,815,746
Sprott Physical Gold Trust (a) (c) *	928,624	8,106,888

Total Closed-End Trusts (Cost $42,332,955)		34,922,634

	Principal Amount
Corporate Bonds — 2.84%

Financials — 1.67%
Western Union Co./The, 5.93%, 10/1/2016	$3,000,000	3,095,823

Pharmaceuticals — 1.17%
Teva Pharmaceutical Industries Ltd., 2.40%, 11/10/2016 (a)	2,145,000	2,158,734

Total Corporate Bonds (Cost $5,237,785)		5,254,557

Foreign Government Bonds — 2.36%
Singapore Government Bond, 2.50%, 6/1/2019 (d)	6,000,000	4,366,828

Total Foreign Government Bonds (Cost $4,986,286)		4,366,828

Certificates of Deposit — 1.63%
Beneficial Bank, 0.10%, 1/18/2016	250,000	250,000
Community Bank, 0.25%, 2/8/2016	250,000	250,000
Community Bank, 0.75%, 9/22/2016 (e)	1,015,071	1,015,071
New Resource Bank, 0.05%, 1/18/2016	249,322	249,322
Self-Help Federal Credit Union, 0.25%, 2/28/2016	250,000	250,000
Spring Bank, 0.90%, 6/30/2016	250,000	250,000
Sunrise Bank, 0.12%, 1/3/2016	250,000	250,000
Sunrise Bank, 0.05%, 3/31/2016	500,790	500,790

Total Certificates of Deposit (Cost $3,015,183)		3,015,183

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments – (continued)

December 31, 2015 (Unaudited)

	Shares	Fair Value
Money Market Securities — 5.50%

Federated Government Obligations Fund, 0.11% (f)	10,181,490	$10,181,490
Total Money Market Securities (Cost $10,181,490)		10,181,490

Total Investments - Long – 96.28% (Cost $200,790,886)		178,228,624

Total Investments - Short – (3.75)% (Proceeds Received $7,438,353)		(6,930,833)

Other Assets in Excess of Liabilities – 7.47%		13,828,685

NET ASSETS – 100.00%		$185,126,476

(a)	Foreign security denominated in U.S. dollars.
(b)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on December 31, 2015, was $14,202,633.
(c)	Passive Foreign Investment Company
(d)	Foreign-denominated security. Principal amount is reported in Singapore Dollars.
(e)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service (“CDARS”). This institution is a CDARS network member and is where the original deposit is made. Deposits are then made into other network member banks at increments below the standard Federal Deposit Insurance Corporation (“FDIC”) insurance maximum so that both principal and interest are FDIC insured.
(f)	Rate disclosed is the seven day yield as of December 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

At December 31, 2015, the appreciation (depreciation) of investments, including securities sold short and futures contracts for federal income tax purposes, was as follows:

Unrealized appreciation	$8,644,207
Unrealized depreciation	(31,236,112)

Net unrealized depreciation on investments	$(22,591,905)

Aggregate cost of securities for federal income tax purposes	$193,671,177

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Futures Contracts

December 31, 2015 (Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
Japanese Yen Currency Futures Contract March 2016	(88)	$(9,165,750)	$(218,519)

TOTAL SHORT FUTURES CONTRACTS	(88)		$(218,519)

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Securities Sold Short

December 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks -Short- (3.75%)

Consumer Discretionary - (3.05%)
Alibaba Group Holdings Ltd. (a)	(69,400)	$(5,640,138)

Information Technology - (0.70%)
Yahoo Japan Corp. (a)	(314,300)	(1,290,695)

TOTAL COMMON STOCKS - SHORT- (Proceeds Received $7,438,353)		$(6,930,833)

(a)	Foreign security denominated in U.S. dollars.

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

December 31, 2015

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITS”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements –Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and closed-end trusts are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when Pekin Singer Strauss Asset Management, Inc. (the “Adviser”) determines that the

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2015

(Unaudited)

market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds and foreign government bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2015

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2015:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$120,487,932	$—	$—	$120,487,932
Closed-End Trusts	34,922,634	—	—	34,922,634
Corporate Bonds*	—	5,254,557	—	5,254,557
Foreign Government Bonds	—	4,366,828	—	4,366,828
Certificates of Deposit	—	3,015,183	—	3,015,183
Money Market Securites	10,181,490	—	—	10,181,490

Total	$165,592,056	$12,636,568	$—	$178,228,624

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Common Stocks*	$(6,930,833)	$—	$—	$(6,930,833)
Short Futures Contracts**	(218,519)	—	—	(218,519)

Total	$(7,149,352)	$—	$—	$(7,149,352)

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the net unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended December 31, 2015.

Currency Futures Contracts – The Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of December 31, 2015 is held for collateral for futures transactions and is restricted from withdrawal.

Spouting Rock/Convex Dynamic Global Macro Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 61.17%

Consumer Discretionary Select Sector SPDR Fund	1,894	$148,016
Consumer Staples Select Sector SPDR Fund	1,068	53,923
Financial Select Sector SPDR Fund	4,007	95,286
Health Care Select Sector SPDR Fund	1,274	91,792
iShares Global Healthcare ETF	749	76,862
iShares MSCI Italy Index Fund	4,193	57,612
iShares MSCI Japan Index Fund	5,081	61,582
iShares MSCI Netherlands Investable Market Index Fund	4,697	111,977
iShares MSCI Sweden Index Fund	2,505	73,096
Powershares QQQ Trust Series 1	1,962	219,469
Schwab US Small-Cap ETF	931	48,487
SPDR S&P500 ETF Trust	1,090	222,240
Technology Select Sector SPDR Fund	1,955	83,733
Vanguard Mid-Cap ETF	689	82,756
Vanguard Mid-Cap Growth ETF	1,088	108,506
Vanguard Mid-Cap Value ETF	1,179	101,335
Vanguard Small-Cap Growth ETF	513	62,299
Vanguard Small-Cap Value ETF	752	74,275
Vanguard Value ETF	987	80,460
WisdomTree Europe Hedged Equity Fund	3,653	196,568
WisdomTree Japan Hedged Equity Fund	2,898	145,132

Total Exchange-Traded Funds (Cost $2,208,703)		2,195,406

Money Market Securities — 38.70%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.32% (a)	1,389,147	1,389,147

Total Money Market Securities (Cost $1,389,147)		1,389,147

Total Investments – 99.87% (Cost $3,597,850)		3,584,553

Other Assets in Excess of Liabilities – 0.13%		4,813

NET ASSETS – 100.00%		$3,589,366

(a)	Rate disclosed is the seven day yield as of December 31, 2015.

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

SPDR – Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

At December 31, 2015, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$35,601
Gross unrealized depreciation	(59,460)

Net unrealized depreciation on investments	$(23,859)

Aggregate cost of securities for federal income tax purposes	$3,608,412

See accompanying notes which are an integral part of this schedule of investments.

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments

December 31, 2015

(Unaudited)

The Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments - continued

December 31, 2015

(Unaudited)

determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2015:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,195,406	$—	$—	$2,195,406
Money Market Securities	1,389,147	—	—	1,389,147

Total	$3,584,553	$—	$—	$3,584,553

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended December 31, 2015.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By
/s/ David R. Carson
David R. Carson, President

Date	2/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David R. Carson
David R. Carson, President

Date	2/24/16

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/24/16